Banking service fees - Schedule of Banking Service Fees (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Banking Service Fees [Abstract]
Fees from credit and debit card services	R$ 15,425	R$ 15,394	R$ 14,802
Current account services	10,730	10,017	9,589
Asset management fees	6,332	5,013	4,141
Fees for guarantees issued and credit lines	1,706	1,768	1,783
Collection commissions	1,543	1,506	1,378
Brokerage commission	999	618	606
Other	2,297	2,493	2,149
Total	R$ 39,032	R$ 36,809	R$ 34,448